Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) store	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store	5
Interest-bearing deposits in other financial institutions	$ 100	$ 100
Minimum balance of loans individually evaluated for impairment	250
Total original investment into joint ventures	325	325
Incentive payment recognized as income	$ 20	100
Tax benefit greater than being realized on examination	50.00%
FRB regulatory reserve requirement	$ 718	267
Collateral pledged to secure advances	85,091	61,616
Cash [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances	$ 3,300	3,300
Minimum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens	89.90%
Maximum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life	25 years
Single-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances	$ 49,616	38,342
Single-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%
Multi-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances	$ 15,125	14,854
Multi-Family Mortgage Loans [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period	3 years
Multi-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%
Fixed rates loans limit, period	5 years
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances	$ 5,348	$ 2,793
Commercial Real Estate [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period	3 years
Commercial Real Estate [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%
Fixed rates loans limit, period	5 years
Construction Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	80.00%
Maturity of construction loans convert to permanent loans	30 years